UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

THE ADVISORS'
INNER CIRCLE FUND



COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
ANNUAL REPORT
OCTOBER 31, 2005


[LOGO OMITTED]
COMMERCE
   CAPITAL
       MARKETS

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to Shareholders ....................................................    1
Statement of Net Assets ...................................................    2
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    9
Report of Independent Registered Public Accounting Firm ...................   14
Trustees and Officers of The Advisors' Inner Circle Fund ..................   16
Disclosure of Fund Expenses ...............................................   24
Approval of Investment Advisory Agreements ................................   26
Notice to Shareholders ....................................................   28
Shareholder Voting Results ................................................   29
--------------------------------------------------------------------------------


The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND
--------------------------------------------------------------------------------


October 31, 2005

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Government Money Market Fund (the Fund) for the period ended October 31, 2005. The twelve months under review saw the Fed continue the tightening disposition that began in June 2004. Members of the Federal Open Market Committee (FOMC) increased the target Fed Funds Rate by 25 basis points at each meeting, to 3.75%, during the period ended October 31, 2005. The economic risk assessment was maintained as "balanced" throughout the same period.

Non-farm payrolls showed mostly moderate gains during the past fiscal year, though there were some exceptions. The devastation wrought by hurricane Katrina at the end of August did have a negative impact on job growth. Accordingly, September payrolls were down 35,000 and the unemployment rate increased to 5.1% from 4.9% at the same time. The hurricane also caused a corresponding spike in the price of crude oil, reaching a high of $69.81 per bbl on August 29. However, the economy continued its pace of moderate growth, post hurricane Katrina. Third quarter GDP was reported at 3.8%. The S & P 500 index returned 8.72% during the twelve months ended October 31, 2005, although the index was up only 1.05% year to date. So far in 2005, both stock and bond prices have been constrained by higher energy costs and continuing Fed rate hikes. In recent FOMC meetings, the Fed did nothing to dispel the notion that short-term rates will continue to rise. And the FOMC members reiterated their intention of keeping inflation contained, leading most market participants to expect the target Fed Funds rate to increase to at least 4.50%.

Treasury yields rose in response to the Fed tightening moves, with the short end of the yield curve rising most dramatically. The three-month Treasury Bill yield increased from 1.92% to 3.88% and the two-year Treasury Note yield rose to 4.37% from 2.58%.

As always, the primary focus of our investment strategy for the Fund is credit quality and liquidity. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place, including repurchase agreements. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. We anticipate that the Fed will continue to increase the target Fed Funds rate into 2006. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objective of preservation of principal and liquidity.

We appreciate your participation in the Commerce Capital Government Money Market Fund.

Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

63.8% U.S. Government Agency Obligations
36.2% Repurchase Agreements

* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 63.8%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   ----------
   FFCB
      3.720%, 11/01/05 ..............................  $ 5,000,000 $  5,000,000
   FHLB
      3.702%, 11/01/05 ..............................    5,000,000    5,000,000
      3.803%, 11/03/05 ..............................   10,000,000    9,997,889
      3.634%, 11/14/05 ..............................    3,000,000    2,996,100
      3.521%, 11/16/05 ..............................    3,000,000    2,995,650
      3.648%, 11/18/05 ..............................    3,000,000    2,994,879
      3.653%, 12/09/05 ..............................    3,000,000    2,988,537
      3.715%, 01/09/06 ..............................    3,000,000    2,978,897
      4.010%, 01/20/06 ..............................    3,000,000    2,973,533
   FHLMC
      3.802%, 11/01/05 ..............................   10,000,000   10,000,000
      3.473%, 11/07/05 ..............................   13,000,000   12,991,918
      3.545%, 11/21/05 ..............................    3,000,000    2,994,167
      3.656%, 11/22/05 ..............................    3,000,000    2,993,665
      3.454%, 11/29/05 ..............................    3,000,000    2,992,067
      3.746%, 12/20/05 ..............................    3,000,000    2,984,851
      3.759%, 12/30/05 ..............................    3,000,000    2,981,710
      4.031%, 01/24/06 ..............................    3,000,000    2,972,070
   FNMA
      3.595%, 11/10/05 ..............................    3,000,000    2,997,330
      3.852%, 11/14/05 ..............................   10,000,000    9,986,115
      3.417%, 11/23/05 ..............................    3,000,000    2,993,840
      3.682%, 12/07/05 ..............................    3,000,000    2,989,050
      3.625%, 12/19/05 ..............................    3,000,000    2,985,720
      3.963%, 01/04/06 ..............................    3,000,000    2,979,040
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $103,767,028) ...........................               103,767,028
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 36.3%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   ----------
   ABN-AMRO,
      3.93%, dated 10/31/05, to be
      repurchased on 11/01/05, repurchase
      price $12,265,403 (collateralized by a
      U.S. Treasury Bill, par value $12,615,000,
      3.830%, 01/19/06; total market value
      $12,510,169) ..................................  $12,264,064 $ 12,264,064
   Credit Suisse First Boston, 3.950%, dated 10/31/05,
      to be repurchased on 11/01/05, repurchase price
      $39,093,373 (collateralized by U.S. Government
      Obligations, ranging in par value
      $8,725,000-$28,000,000,  5.100%-11.000%,
      11/15/10-06/15/33;
      total market value $39,870,871) ...............   39,089,084   39,089,084
   Morgan Stanley, 3.900%, dated 10/31/05,
      to be repurchased on 11/01/05,
      repurchase price $7,614,987 (collateralized
      by U.S. Government Obligations, ranging in par
      value $487,335-$75,000,000, 6.000%-7.500%,
      12/15/23-12/15/33;
      total market value $7,921,775) ................    7,614,162    7,614,162
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (COST $58,967,310) ............................                58,967,310
                                                                   ------------
   TOTAL INVESTMENTS -- 100.1%
      (COST $162,734,338) ...........................               162,734,338
                                                                   ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.1)%
--------------------------------------------------------------------------------
   Investment Securities Purchased Payable ..........                  (370,927)
   Advisory Fees Payable ............................                   (63,228)
   Income Distribution Payable ......................                   (20,602)
   Distribution Fee Payable .........................                   (14,336)
   Administrative Fees Payable ......................                   (10,901)
   Trustees' Fees Payable ...........................                    (1,003)
   Other Assets and Liabilities, Net ................                   376,549
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                  (104,448)
                                                                   ------------
   NET ASSETS -- 100.0% .............................              $162,629,890
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------

   Portfolio Shares (unlimited authorization --
      no par value) .........................................      $162,630,407
   Accumulated net realized loss on investments .............              (517)
                                                                   ------------
   NET ASSETS ...............................................      $162,629,890
                                                                   ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class Shares
      ($90,183,426 / 90,183,830 shares) .....................             $1.00
                                                                   ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Administration Class Shares
      ($72,446,464 / 72,446,577 shares) .....................             $1.00
                                                                   ============

(A)   DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF
      PURCHASE.
FFCB  FEDERAL FARM CREDIT BANK
FHLB  FEDERAL HOME LOAN BANK
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                      YEAR
                                                                      ENDED
                                                                   OCTOBER 31,
                                                                      2005
                                                                  -------------
INVESTMENT INCOME
Interest Income .................................................  $4,124,394
                                                                   ----------
EXPENSES
Investment Advisory Fees ........................................     736,575
Distribution Fees(1) ............................................     129,992
Administration Fees .............................................     103,121
Trustees' Fees ..................................................       2,383
Transfer Agent Fees .............................................      35,704
Printing Fees ...................................................      14,600
Custodian Fees ..................................................      13,775
Registration and Filing Fees ....................................      13,362
Professional Fees ...............................................      12,985
Insurance and Other Fees ........................................      24,883
                                                                   ----------
   TOTAL EXPENSES ...............................................   1,087,380
Less:
Waiver of Investment Advisory Fees ..............................    (147,211)
                                                                   ----------
NET EXPENSES ....................................................     940,169
                                                                   ----------
NET INVESTMENT INCOME ...........................................   3,184,225
NET REALIZED LOSS ON INVESTMENTS ................................        (517)
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $3,183,708
                                                                   ==========


(1) DISTRIBUTION FEES ARE INCURRED BY ADMINISTRATION CLASS SHARES ONLY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          YEAR            YEAR
                                                          ENDED           ENDED
                                                       OCTOBER 31,       OCTOBER 31,
                                                          2005             2004
                                                      -------------    -------------
OPERATIONS:
   Net Investment Income ............................ $   3,184,225    $   1,071,006
   Net Realized Gain (Loss) on Investments ..........          (517)               1
                                                      -------------    -------------
   Net Increase in Net Assets Resulting
     from Operations ................................     3,183,708        1,071,007
                                                      -------------    -------------
DISTRIBUTIONS:
   Net Investment Income
     Institutional Class Shares .....................    (2,108,051)        (874,276)
     Administration Class Shares ....................    (1,076,175)        (197,557)
                                                      -------------    -------------
   Total Distributions ..............................    (3,184,226)      (1,071,833)
                                                      -------------    -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
       Institutional Class Shares ...................   650,405,858      756,606,616
       Administration Class Shares ..................   268,910,673      293,926,020
   In Lieu of Distributions
       Institutional Class Shares ...................     2,049,034          802,319
       Administration Class Shares ..................     1,052,474          197,549
   Redeemed
       Institutional Class Shares ...................  (689,424,609)    (755,892,269)
       Administration Class Shares ..................  (246,699,079)    (276,926,643)
                                                      -------------    -------------
   Net Institutional Class Share Transactions .......   (36,969,717)       1,516,666
   Net Administration Class Share Transactions ......    23,264,068       17,196,926
                                                      -------------    -------------
     Net Increase (Decrease) in Net Assets from
         Capital Share Transactions .................   (13,705,649)      18,713,592
                                                      -------------    -------------
     Total Increase (Decrease) in Net Assets ........   (13,706,167)      18,712,766

NET ASSETS:
   Beginning of Period ..............................   176,336,057      157,623,291
                                                      -------------    -------------
   End of Period (including undistributed
     net investment income of $0 and $1,
     respectively) .................................. $ 162,629,890    $ 176,336,057
                                                      =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                   INSTITUTIONAL CLASS SHARES
                                      -----------------------------------------------------
                                          YEAR         YEAR         YEAR       SEPTEMBER 9,
                                          ENDED        ENDED        ENDED        2002* TO
                                       OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                         2005(1)       2004          2003          2002
                                      ------------  -----------   -----------  ------------
Net Asset Value,
   Beginning of Period ................ $  1.00      $   1.00      $   1.00      $   1.00
                                        -------      --------      --------      --------
Income from Investment Operations:
   Net Investment Income ..............    0.02          0.01          0.01          0.00**
                                        -------      --------      --------      --------
   Total from Investment Operations ...    0.02          0.01          0.01          0.00**
                                        -------      --------      --------      --------
Dividends:
   Net Investment Income ..............   (0.02)        (0.01)        (0.01)         0.00**
                                        -------      --------      --------      --------
     Total Dividends ..................   (0.02)        (0.01)        (0.01)         0.00**
                                        -------      --------      --------      --------
Net Asset Value,
   End of Period ...................... $  1.00      $   1.00      $   1.00      $   1.00
                                        =======      ========      ========      ========
TOTAL RETURN++ ........................    2.29%         0.69%         0.68%         0.18%+
                                        =======      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ................ $90,183      $127,154      $125,637      $154,167
Ratio of Expenses to
   Average Net Assets .................    0.55%         0.52%         0.50%         0.50%+++
Ratio of Net Investment Income to
   Average Net Assets .................    2.21%         0.69%         0.68%         1.24%+++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ............    0.65%         0.63%         0.67%         0.75%+++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 ++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE
    ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT
    THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
+++ ANNUALIZED.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                  ADMINISTRATION CLASS SHARES
                                           ------------------------------------------
                                              YEAR         YEAR          APRIL 14,
                                              ENDED        ENDED         2003* TO
                                           OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                                             2005(1)        2004            2003
                                           -----------   -----------     ------------
Net Asset Value,
   Beginning of Period ....................  $  1.00       $  1.00        $  1.00
                                             -------       -------        -------
Income from Investment Operations:
   Net Investment Income ..................     0.02          0.00**         0.00**
                                             -------       -------        -------
   Total from Investment Operations .......     0.02          0.00**         0.00**
                                             -------       -------        -------
Distributions:
   Net Investment Income ..................    (0.02)         0.00**         0.00**
                                             -------       -------        -------
     Total Distributions ..................    (0.02)         0.00**         0.00**
                                             -------       -------        -------
Net Asset Value,
   End of Period ..........................  $  1.00       $  1.00        $  1.00
                                             =======       =======        =======
TOTAL RETURN++ ............................     2.04%         0.44%          0.19%+
                                             =======       =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ....................  $72,447       $49,182        $31,986
Ratio of Expenses to
   Average Net Assets .....................     0.80%         0.77%          0.75%+++
Ratio of Net Investment Income to
   Average Net Assets .....................     2.07%         0.44%          0.34%+++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ................     0.90%         0.88%          0.90%+++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 ++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE
    ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
+++ ANNUALIZED.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The Fund offers two classes of shares: Institutional Class Shares and Administration Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund's Institutional Class Shares commenced operations on September 9, 2002. The Fund's Administration Class Shares were offered beginning April 14, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------
     the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per Fund plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Capital Markets, Inc. (Retail Brokerage Division) serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Administration Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the average daily net assets of the Administration Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------
The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the average daily net assets of the Administration Class Shares. Fee waivers are voluntary and may be terminated at any time. There were no such waivers for the year ended October 31, 2005.

Forum Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.55% and 0.80% of the average daily net assets of the Institutional and Administration Class Shares, respectively. Fee waivers are voluntary and may be terminated at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.


6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

There were no permanent differences for the period ended October 31, 2005.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------
The tax character of dividends paid during the last two fiscal years was as follows:

                                       ORDINARY
                                        INCOME        TOTAL
                                      ----------    ----------
                   2005               $3,184,226    $3,184,226
                   2004                1,071,833     1,071,833

As of October 31, 2005, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                        $ 32,705
Capital Loss Carryforwards                                               (517)
Other Temporary Differences                                           (32,705)
                                                                     --------
Total Accumulated Losses                                             $   (517)
                                                                     ========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2005, the Fund had the following capital loss carryforwards:


                                            TOTAL CAPITAL
                             EXPIRES      LOSS CARRYFORWARD
                              2013            10/31/05
                             -------      ----------------
                              $517              $517


7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2005 is as follows:

                              S&P                   MOODY'S
                       ---------------         ---------------
                       AAA      100.0%         AAA      100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------
8. OTHER:

At October 31, 2005, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                       NO. OF                 %
                                    SHAREHOLDERS          OWNERSHIP
                                    ------------          ---------
         Institutional Shares             1                   97%
         Admin Class Shares               2                  100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Commerce Capital Government Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of Commerce Capital Government Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Commerce Capital Government Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.



                     KPMG LLP



Philadelphia, Pennsylvania
December 22, 2005

                       This page left intentionally blank.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-733-4544. The following chart lists Trustees and Officers as of November 15, 2005.


                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                      TERM OF                                   IN THE ADVISORS'
                      POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,     HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED 2    DURING PAST 5 YEARS             MEMBER              HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER        Chairman    (Since 1991)  Currently performs various services  38           Trustee of The Advisors' Inner
59 yrs. old           of the Board                on behalf of SEI Investments for                  Circle Fund II, Bishop Street
                       of Trustees                which Mr. Nesher is compensated.                  Funds, SEI Asset Allocation
                                                  Executive Vice President of SEI                   Trust, SEI Daily Income Trust,
                                                  Investments, 1986-1994. Director                  SEI Index Funds, SEI
                                                  and Executive Vice President of                   Institutional International
                                                  the Administrator and the                         Trust, SEI Institutional
                                                  Distributor, 1981-1994.                           Investments Trust, SEI
                                                                                                    Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust, SEI Tax
                                                                                                    Exempt Trust, SEI Opportunity
                                                                                                    Master Fund, L.P., SEI
                                                                                                    Opportunity Fund, L.P.,
                                                                                                    SEI Absolute Return Master Fund,
                                                                                                    L.P., SEI Absolute Return Fund,
                                                                                                    L.P., SEI Global Master Fund,
                                                                                                    PLC, SEI Global Assets Fund,
                                                                                                    PLC, SEI Global Investments
                                                                                                    Fund, PLC, SEI Investments
                                                                                                    Global, Limited, SEI
                                                                                                    Investments-Global Fund
                                                                                                    Services, Limited, SEI
                                                                                                    Investments (Europe) Ltd., SEI
                                                                                                    Investments-Unit Trust
                                                                                                    Management (UK) Limited, and
                                                                                                    SEI Global Nominee Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee    (Since 1992)  Self-employed consultant since       38           Director of SEI Investments
1701 Market Street                                2003. Partner, Morgan, Lewis &                    Company and SEI Investments
Philadelphia, PA 19103                            Bockius LLP (law firm) from                       Distribution Co., SEI
65 yrs. old                                       1976-2003, counsel to the Trust,                  Investments-Global Fund
                                                  SEI Investments, the Administrator                Services, Limited, SEI
                                                  and the Distributor. Director                     Investments (Europe), Limited,
                                                  of SEI Investments since 1974;                    SEI Investments (Asia) Limited,
                                                  Secretary of SEI Investments                      SEI Asset Korea Co., Ltd.,
                                                  since 1978.                                       Trustee of The Advisors' Inner
                                                                                                    Circle Fund II, SEI Investments,
                                                                                                    SEI Asset Allocation Trust, SEI
                                                                                                    Daily Income Trust, SEI Index
                                                                                                    Funds, SEI Institutional
                                                                                                    International Trust, SEI
                                                                                                    Institutional Investments Trust,
                                                                                                    SEI Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust and SEI
                                                                                                    Tax Exempt.

-----------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies  required to report to the Securities and Exchange Commission  under  the  Securities  Exchange  Act
   of  1934  (i.e.,   "public companies") or other  investment  companies  registered  under the Investment Company Act of 1940.

                                      16-17

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                        TERM OF                                          IN THE ADVISORS'
                       POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
        AGE 1          THE TRUST      TIME SERVED 2    DURING PAST 5 YEARS                    MEMBER         HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY           Trustee      (Since 1993)    Vice Chairman of Ameritrust Texas         38   Trustee of The Advisors'
78 yrs. old                                           N.A., 1989-1992, and MTrust Corp.,             Inner Circle Fund II.
                                                      1985-1989.
-----------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee      (Since 1993)    Private investor from 1987 to present.    38   Trustee of The Advisors'
76 yrs. old                                           Vice President and Chief Financial             Inner Circle Fund II.
                                                      Officer, Western Company of North
                                                      America (petroleum service company),
                                                      1980-1986. President of Gene Peters
                                                      and Associates (import company),
                                                      1978-1980. President and Chief
                                                      Executive Officer of Jos. Schlitz
                                                      Brewing Company before 1978.
-----------------------------------------------------------------------------------------------------------------------------------

JAMES M. STOREY          Trustee      (Since 1994)    Attorney, Solo Practitioner since 1994.  38    Trustee of The Advisors'
74 yrs. old                                           Partner, Dechert (law firm), September         Inner Circle Fund II, SEI
                                                      1987-December 1993.                            Asset Allocation Trust, SEI
                                                                                                     Daily Income Trust, SEI Index
                                                                                                     Funds, SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust and U.S. Charitable
                                                                                                     Gift Trust.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee      (Since 1999)    Chief Executive Officer, Newfound        38    Trustee, State Street
63 yrs. old                                           Consultants, Inc. since April 1997.            Navigator Securities Lending
                                                      General Partner, Teton Partners, L.P.,         Trust, since 1995. Trustee
                                                      June 1991-December 1996; Chief                 of The Fulcrum Trust.
                                                      Financial Officer, Nobel Partners,             Trustee of The Advisors'
                                                      L.P., March 1991-December 1996;                Inner Circle Fund II, SEI
                                                      Treasurer and Clerk, Peak Asset                Asset Allocation Trust, SEI
                                                      Management, Inc., since 1991.                  Daily Income  Trust, SEI
                                                                                                     Index Funds, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, SEI
                                                                                                     Opportunity Master Fund,
                                                                                                     L.P., SEI Absolute Return
                                                                                                     Fund, L.P. and SEI
                                                                                                     Opportunity Fund, L.P.
-----------------------------------------------------------------------------------------------------------------------------------

1  Unless  otherwise  noted,  the  business  address  of  each  Trustee  is  SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each  Trustee  shall hold office  during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies,  resigns or is removed in accordance  with the Trust's  Declaration  of Trust.
3  Directorships of companies  required to report to the Securities and Exchange Commission  under  the  Securities  Exchange  Act
   of  1934  (i.e.,   "public companies") or other  investment  companies  registered  under the Investment Company Act of 1940.

                                      18-19

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                            TERM OF                                      IN THE ADVISORS'
                           POSITION(S)     OFFICE AND                                    INNER CIRCLE FUND  OTHER DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD      HELD BY BOARD
        AGE 1              THE TRUST      TIME SERVED 2     DURING PAST 5 YEARS               MEMBER           MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

BETTY L. KRIKORIAN           Trustee      (Since 2005)   Self-Employed Legal and Financial       38       Trustee of The Advisors'
62 yrs. old                                              Services Consultant since 2003.                  Inner Circle Fund II.
                                                         In-house Counsel, State Street
                                                         Bank Global Securities and Cash
                                                         Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM           Trustee      (Since 2005)   Self-Employed Business Consultant,      38       Director, Crown Pacific,
71 yrs. old                                              Business Project Inc. since 1997.                Inc. and Trustee of
                                                         CEO and President, United Grocers                The Advisors' Inner
                                                         Inc. from 1997 to 2000.                          Circle Fund II.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON          Trustee      (Since 2005)   Retired.                                38       Director, Federal
63 yrs. old                                                                                               Agricultural Mortgage
                                                                                                          Corporation. Trustee of
                                                                                                          The Advisors' Inner
                                                                                                          Circle Fund II.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA          President     (Since 2003)   Senior Operations Officer, SEI         N/A                N/A
43 yrs. old                                              Investments, Fund Accounting and
                                                         Administration since 1996;
                                                         Assistant Chief Accountant for
                                                         the U.S. Securities and Exchange
                                                         Commission from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON             Controller     (Since 2005)   Director, SEI Investments, Fund        N/A                N/A
45 yrs. old                and Chief                     Accounting since July 2005.
                        Financial Officer                Manager, SEI Investments
                                                         AVP from April 1995  to
                                                         February 1998 and November
                                                         1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI            Chief       (Since 2004)   Vice President and Assistant           N/A                N/A
37 yrs. old                Compliance                    Secretary of SEI Investments
                             Officer                     and Vice President and
                                                         Assistant Secretary of SEI
                                                         Investments Global Funds
                                                         Services from 2000-2004;
                                                         Vice President, Merrill Lynch
                                                         & Co. Asset Management Group
                                                         from 1998-2000; Associate at
                                                         Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
1  Unless  otherwise  noted,  the  business  address  of  each  Trustee  is  SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each  Trustee  shall hold office  during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies,  resigns or is removed in accordance  with the Trust's  Declaration  of Trust.
3  Directorships of companies  required to report to the Securities and Exchange Commission  under  the  Securities  Exchange  Act
   of  1934  (i.e.,   "public companies") or other  investment  companies  registered  under the Investment Company Act of 1940.

                                      20-21

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                         TERM OF                                         IN THE ADVISORS'
                        POSITION(S)     OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
        AGE 1            THE TRUST     TIME SERVED        DURING PAST 5 YEARS                 MEMBER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE          Vice President    (Since 2004)    Employed by SEI Investments Company     N/A              N/A
37 yrs. old            and Secretary                    since 2004. Vice President, Deutsche
                                                        Asset Management from 2003-2004.
                                                        Associate, Morgan, Lewis & Bockius
                                                        LLP from 2000-2003. Counsel,
                                                        Assistant Vice President, ING
                                                        Variable Annuities Group from
                                                        1999-2000.
-----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO      Vice President    (Since 2000)    General Counsel, Vice President and     N/A              N/A
37 yrs. old            and Assistant                    Secretary of SEI Investments Global
                         Secretary                      Funds Services since 1999; Associate,
                                                        Dechert (law firm) from 1997-1999;
                                                        Associate, Richter, Miller & Finn
                                                        (law firm) from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON   Vice President    (Since 2004)    Employed by SEI Investments Company     N/A              N/A
41 yrs. old            and Assistant                    since 2004. General Counsel, CITCO
                         Secretary                      Mutual Fund Services from 2003-2004.
                                                        Vice President and Associate
                                                        Counsel, Oppenheimer Funds from
                                                        2001-2003 and Vice President and
                                                        Assistant Counsel from 1997-2001.
-----------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH           AML Officer      (Since 2005)    Assistant Vice President and AML        N/A             N/A
28 yrs. old                                             Compliance Officer of SEI
                                                        Investments since January 2005.
                                                        Compliance Analyst at TD
                                                        Waterhouse from January 2004 to
                                                        November 2004. Senior Compliance
                                                        Analyst at UBS Financial Services
                                                        from October 2002 to January 2004.
                                                        Knowledge Management Analyst at
                                                        PricewaterhouseCoopers Consulting
                                                        from September 2000 to October
                                                        2002.
-----------------------------------------------------------------------------------------------------------------------------------

1  The business  address of each officer is SEI Investments  Company,  1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                      22-23

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

                                  BEGINNING     ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE      DURING
                                   4/30/05     10/31/05      RATIOS      PERIOD*
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Institutional Class Shares      $1,000.00  $1,014.00       0.55%       $2.79
  Administration Class Shares      1,000.00   1,012.70       0.80         4.06

HYPOTHETICAL 5% RETURN
  Institutional Class Shares      $1,000.00  $1,022.43       0.55%       $2.80
  Administration Class Shares      1,000.00   1,021.17       0.80         4.08

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on August 9, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, William Carrozza and Diane Allard, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Mr. Carrozza began with an overview of the growth of Commerce Bank and its business. Ms. Allard then discussed the Funds, noting that the Federal Reserve Open Market Committee was meeting on the same day and that the markets had discounted further increases in short-term interest rates. She explained that the Adviser had, therefore, been keeping the Funds highly liquid by using a large number of overnight repurchase agreements. Ms. Allard provided information about the average maturities of the respective Funds and commented on the evaluation of spreads in money market transactions. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF ADVISORY SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and concluded that the Adviser was providing adequate services to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that the Fund was competitive with its peer group. In addition, the Board reviewed each Fund's investment objective, structure, holdings, credit quality and average weighted maturity and believed them to be consistent with each Fund's investment mandate, respectively.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Fund was consistent with industry standards. The Board considered the Adviser's explanation of the proposed fee, noting the relatively small size of the Funds, the competitive performance of the Funds and that the overall expense ratio was more competitive, respectively. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

--------------------------------------------------------------------------------

                             NOTICE TO SHAREHOLDERS
                                       OF
                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the period ended October 31, 2005:

                 LONG TERM          ORDINARY
               CAPITAL GAIN          INCOME              TOTAL
               DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS
               -------------      -------------      -------------
                   0.00%             100.00%            100.00%

                                   QUALIFYING            U.S.
                QUALIFYING          DIVIDEND          GOVERNMENT
               DIVIDENDS (1)       INCOME (2)        INTEREST (3)
               -------------      -------------      -------------
                   0.00%              0.00%             18.54%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY
    INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX.)

    HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2005 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                                COMMERCE CAPITAL
                                                               GOVERNMENT MONEY
                                                               MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                     NUMBER OF        % OF SHARES   % OF SHARES
                                      SHARES          OUTSTANDING      PRESENT
                                 -----------------    -----------   -----------
ROBERT A. NESHER
Affirmative ...................  1,968,778,879.060       83.336%       99.953%
Withheld ......................        928,748.332        0.039%        0.047%
Total .........................  1,969,707,627.392       83.375%          100%
WILLIAM M. DORAN
Affirmative ...................  1,968,769,215.571       83.335%       99.952%
Withheld ......................        938,411.821        0.040%        0.048%
Total .........................  1,969,707,627.392       83.375%          100%
JOHN T. COONEY
Affirmative ...................  1,968,445,827.062       83.322%       99.936%
Withheld ......................      1,261,800.330        0.053%        0.064%
Total .........................  1,969,707,627.392       83.375%          100%
ROBERT A. PATTERSON
Affirmative ...................  1,968,404,985.954       83.320%       99.934%
Withheld ......................      1,302,641.438        0.055%        0.066%
Total .........................  1,969,707,627.392       83.375%          100%
EUGENE B. PETERS
Affirmative ...................  1,968,506,856.025       83.324%       99.939%
Withheld ......................      1,200,771.367        0.051%        0.061%
Total .........................  1,969,707,627.392       83.375%          100%
JAMES M. STOREY
Affirmative ...................  1,968,556,832.006       83.326%       99.942%
Withheld ......................      1,150,795.386        0.049%        0.058%
Total .........................  1,969,707,627.392       83.375%          100%
GEORGE J. SULLIVAN
Affirmative ...................  1,968,795,230.525       83.337%       99.954%
Withheld ......................        912,396.867        0.038%        0.046%
Total .........................  1,969,707,627.392       83.375%          100%
BETTY L. KRIKORIAN
Affirmative ...................  1,968,754,119.096       83.335%       99.952%
Withheld ......................        953,508.296        0.040%        0.048%
Total .........................  1,969,707,627.392       83.375%          100%
CHARLES E. CARLBOM
Affirmative ...................  1,968,689,813.190       83.332%       99.948%
Withheld ......................      1,017,814.202        0.043%        0.052%
Total .........................  1,969,707,627.392       83.375%          100%
MITCHELL A. JOHNSON
Affirmative ...................  1,968,801,283.525       83.337%       99.954%
Withheld ......................        906,343.867        0.038%        0.046%
Total .........................  1,969,707,627.392       83.375%          100%

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Fund described.

CCF-A-002-05

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.